Expense Example - Class A and Class C - Dow 2x Strategy Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 653
3 Years	1,026
5 Years	1,423
10 Years	2,531
Class C
Expense Example:
1 Year	362
3 Years	805
5 Years	1,375
10 Years	$ 2,925